Stockholder's Equity	Feb. 28, 2017
Equity [Abstract]
Stockholder's Equity

NOTE 4 – STOCKHOLDER’S EQUITY

Effective February 23, 2017, the Company issued a total of Ten Million (10,000,000) shares of $.0001 par value common stock to entities owned and controlled by the Company’s two officers and directors. The shares were issued for $.0004 per share for a total of Four Thousand Dollars ($4,000). The Company is authorized to issue 100,000,000 shares of common stock, par value $.0001 and 5,000,000 shares of preferred stock, par value $.0001. As of February 28, 2017, there are 10,000,000 shares of common stock and no shares of preferred stock issued and outstanding.